UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
	The Boston Trust & Walden Funds
	(Exact name of registrant as specified in charter)
	One Beacon Street, Boston, MA	02108
	(Address of principal executive offices)	(Zip code)
	3435 Stelzer Road, Columbus, OH	43219
	(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (72.6%)
Consumer Discretionary (7.6%)
Advance Auto Parts, Inc.	10,000	723,500
Autoliv, Inc.	25,000	1,684,750
Comcast Corp., Class A	100,000	3,738,000
Johnson Controls, Inc.	40,000	1,228,000
McDonald’s Corp.	32,500	2,866,825
NIKE, Inc., Class B	80,000	4,128,000
Omnicom Group, Inc.	40,000	1,998,400
Ross Stores, Inc.	60,000	3,249,000
Target Corp.	5,000	295,850

		19,912,325

Consumer Staples (9.5%)
Church & Dwight Co., Inc.	25,000	1,339,250
Colgate-Palmolive Co.	10,000	1,045,400
Costco Wholesale Corp.	35,000	3,456,950
Diageo PLC, Sponsored ADR	30,000	3,497,400
McCormick & Co., Inc.	60,000	3,811,800
Nestle SA, Sponsored ADR	30,000	1,955,100
PepsiCo, Inc.	40,000	2,737,200
Procter & Gamble Co.	35,000	2,376,150
SYSCO Corp.	100,000	3,166,000
Wal-Mart Stores, Inc.	25,000	1,705,750

		25,091,000

Energy (9.6%)
Apache Corp.	25,000	1,962,500
Chevron Corp.	50,000	5,407,000
ConocoPhillips	50,000	2,899,500
Devon Energy Corp.	20,000	1,040,800
Exxon Mobil Corp.	105,000	9,087,750
Phillips 66	25,000	1,327,500
Schlumberger Ltd.	50,000	3,464,500

		25,189,550

Financials (9.5%)
Chubb Corp.	70,000	5,272,400
Cincinnati Financial Corp.	125,000	4,895,000
Comerica, Inc.	40,000	1,213,600
JPMorgan Chase & Co.	100,000	4,397,000
M&T Bank Corp.	10,000	984,700
Northern Trust Corp.	22,500	1,128,600
PNC Financial Services Group, Inc.	30,000	1,749,300
State Street Corp.	25,000	1,175,250
T. Rowe Price Group, Inc.	65,000	4,233,450

		25,049,300

Health Care (6.1%)
Becton, Dickinson & Co.	50,000	3,909,500
C.R. Bard, Inc.	32,500	3,176,550
DENTSPLY International, Inc.	55,000	2,178,550
Johnson & Johnson, Inc.	20,000	1,402,000
Medtronic, Inc.	20,000	820,400
Mettler-Toledo International, Inc.(a)	5,000	966,500
Saint Jude Medical, Inc.	20,000	722,800
Stryker Corp.	20,000	1,096,400
Varian Medical Systems, Inc.(a)	25,000	1,756,000

		16,028,700

Industrials (14.2%)
3M Co.	25,000	2,321,250
Donaldson Co., Inc.	150,000	4,926,000
Emerson Electric Co.	75,000	3,972,000
Expeditors International of Washington, Inc.	25,000	988,750
Hubbell, Inc., Class B	42,500	3,596,775
Illinois Tool Works, Inc.	75,000	4,560,750
Precision Castparts Corp.	30,000	5,682,600
Rockwell Collins, Inc.	45,000	2,617,650
United Parcel Service, Inc., Class B	50,000	3,686,500

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
W.W. Grainger, Inc.	25,000	5,059,250

		37,411,525

Information Technology (13.1%)
Accenture PLC, Class A	70,000	4,655,000
Apple, Inc.	10,000	5,330,300
Automatic Data Processing, Inc.	70,000	3,990,700
EMC Corp.(a)	150,000	3,795,000
Intel Corp.	50,000	1,031,500
International Business Machines Corp.	30,000	5,746,500
Microsoft Corp.	130,000	3,474,900
Oracle Corp.	125,000	4,165,000
QUALCOMM, Inc.	35,000	2,170,700

		34,359,600

Materials (3.0%)
Air Products & Chemicals, Inc.	20,000	1,680,400
AptarGroup, Inc.	30,000	1,431,600
Ecolab, Inc.	25,000	1,797,500
Sigma-Aldrich Corp.	40,000	2,943,200

		7,852,700

TOTAL COMMON STOCKS (Cost $116,293,190)		190,894,700

CORPORATE BONDS (4.5%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	581,600

Financials (3.6%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	241,644
American Express Co., 2.65%, 12/2/22	1,926,000	1,922,491
American Express Co., 7.00%, 3/19/18	1,500,000	1,897,290
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	1,194,709
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,590,498
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	739,985
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,584,538
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	308,790

		9,479,945

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	345,588

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	913,820

Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	574,349

TOTAL CORPORATE BONDS (Cost $10,291,536)		11,895,302

MUNICIPAL BONDS (2.7%)
Florida (0.5%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,177,840

Illinois (0.6%)
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	548,900
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 3/1/14 @ 100	600,000	627,420
Illinois State, Series A, GO, 5.00%, 3/1/22, Prerefunded 3/1/14 @ 100	150,000	158,073
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	271,380

See Notes to Schedules of Portfolio Investments.

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS, CONTINUED
Illinois, continued

		1,605,773

Massachusetts (0.9%)
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	543,633
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,820,865

		2,364,498

Ohio (0.2%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	549,940

Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	296,470

Wisconsin (0.4%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	236,704
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	919,777

		1,156,481

TOTAL MUNICIPAL BONDS (Cost $6,530,546)		7,151,002

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.4%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	12,466,253
3.30%, 11/25/26	2,000,000	2,073,207
3.39%, 2/1/28	2,000,000	2,157,224

		16,696,684

Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,373,750
5.25%, 9/13/13	5,000,000	5,176,360
5.25%, 12/9/22	1,000,000	1,293,468

		8,843,578

Government National Mortgage Association
4.00%, 9/15/40	881,949	974,190
U.S. Treasury Bond
5.25%, 2/15/29	1,500,000	2,077,500
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	6,000,000	7,555,288
U.S. Treasury Note
2.38%, 6/30/18	6,500,000	7,045,389

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,738,423)		43,192,629

INVESTMENT COMPANIES (3.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	9,510,817	9,510,817

TOTAL INVESTMENT COMPANIES (Cost $9,510,817)		9,510,817

Total Investments (Cost $182,364,512)(c) — 99.8%		262,644,450
Other assets in excess of liabilities — 0.2%		488,105

NET ASSETS — 100.0%		$263,132,555

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Asset Management Fund	$182,829,025	$81,022,421	$(1,206,996)	$79,815,425

ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Boston Trust Equity Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (97.3%)
Consumer Discretionary (10.6%)
Advance Auto Parts, Inc.	5,000	361,750
Autoliv, Inc.	15,000	1,010,850
Comcast Corp., Class A	50,000	1,869,000
Johnson Controls, Inc.	10,000	307,000
McDonald’s Corp.	17,500	1,543,675
NIKE, Inc., Class B	16,000	825,600
Omnicom Group, Inc.	20,000	999,200
Ross Stores, Inc.	12,500	676,875

		7,593,950

Consumer Staples (12.8%)
Church & Dwight Co., Inc.	10,000	535,700
Colgate-Palmolive Co.	6,000	627,240
Costco Wholesale Corp.	15,000	1,481,550
Diageo PLC, Sponsored ADR	14,000	1,632,120
McCormick & Co., Inc.	7,000	444,710
Nestle SA, Sponsored ADR	10,000	651,700
PepsiCo, Inc.	12,500	855,375
Procter & Gamble Co.	10,000	678,900
SYSCO Corp.	40,000	1,266,400
Wal-Mart Stores, Inc.	15,000	1,023,450

		9,197,145

Energy (12.1%)
Apache Corp.	7,000	549,500
Chevron Corp.	16,000	1,730,240
ConocoPhillips	15,000	869,850
Devon Energy Corp.	5,000	260,200
Exxon Mobil Corp.	40,000	3,462,000
Phillips 66	7,500	398,250
Schlumberger Ltd.	20,000	1,385,800

		8,655,840

Financials (13.6%)
Chubb Corp.	25,000	1,883,000
Cincinnati Financial Corp.	50,000	1,958,000
Comerica, Inc.	15,000	455,100
JPMorgan Chase & Co.	35,000	1,538,950
M&T Bank Corp.	5,000	492,350
Northern Trust Corp.	7,500	376,200
PNC Financial Services Group, Inc.	12,500	728,875
State Street Corp.	7,500	352,575
T. Rowe Price Group, Inc.	30,000	1,953,900

		9,738,950

Health Care (8.1%)
Becton, Dickinson & Co.	17,000	1,329,230
C.R. Bard, Inc.	12,500	1,221,750
DENTSPLY International, Inc.	25,000	990,250
Johnson & Johnson, Inc.	2,000	140,200
Medtronic, Inc.	10,000	410,200
Mettler-Toledo International, Inc.(a)	1,500	289,950
Saint Jude Medical, Inc.	5,000	180,700
Stryker Corp.	10,000	548,200
Varian Medical Systems, Inc.(a)	10,000	702,400

		5,812,880

Industrials (19.0%)
3M Co.	2,500	232,125
Donaldson Co., Inc.	50,000	1,642,000
Emerson Electric Co.	35,000	1,853,600
Expeditors International of Washington, Inc.	5,000	197,750
Hubbell, Inc., Class B	10,000	846,300
Illinois Tool Works, Inc.	30,000	1,824,300
Precision Castparts Corp.	15,000	2,841,300
Rockwell Collins, Inc.	15,000	872,550
United Parcel Service, Inc., Class B	14,000	1,032,220
W.W. Grainger, Inc.	11,500	2,327,255

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
		13,669,400

Information Technology (16.6%)
Accenture PLC, Class A	25,000	1,662,500
Apple, Inc.	4,000	2,132,120
Automatic Data Processing, Inc.	20,000	1,140,200
EMC Corp.(a)	65,000	1,644,500
Intel Corp.	5,000	103,150
International Business Machines Corp.	10,000	1,915,500
Microsoft Corp.	50,000	1,336,500
Oracle Corp.	45,000	1,499,400
QUALCOMM, Inc.	7,500	465,150

		11,899,020

Materials (4.5%)
Air Products & Chemicals, Inc.	5,000	420,100
AptarGroup, Inc.	7,500	357,900
Ecolab, Inc.	14,000	1,006,600
Sigma-Aldrich Corp.	20,000	1,471,600

		3,256,200

TOTAL COMMON STOCKS (Cost $40,902,760)		69,823,385

INVESTMENT COMPANIES (2.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	1,957,949	1,957,949

TOTAL INVESTMENT COMPANIES (Cost $1,957,949)		1,957,949

Total Investments (Cost $42,860,709)(c) — 100.0%		71,781,334
Liabilities in excess of other assets — 0.0%		(664)

NET ASSETS — 100.0%		$71,780,670

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Equity Fund	$42,951,206	$29,469,998	$(639,870)	$28,830,128

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Boston Trust Midcap Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (97.4%)
Consumer Discretionary (14.4%)
Advance Auto Parts, Inc.	6,500	470,275
Autoliv, Inc.	9,280	625,379
Family Dollar Stores, Inc.	9,500	602,395
Hasbro, Inc.	14,000	502,600
LKQ Corp.(a)	10,750	226,825
O’Reilly Automotive, Inc.(a)	5,700	509,694
Omnicom Group, Inc.	11,000	549,560
Ross Stores, Inc.	11,500	622,725
Tractor Supply Co.	2,725	240,781

		4,350,234

Consumer Staples (6.4%)
Brown-Forman Corp., Class B	6,300	398,475
Campbell Soup Co.	11,400	397,746
Church & Dwight Co., Inc.	12,400	664,268
McCormick & Co., Inc.	7,525	478,063

		1,938,552

Energy (8.2%)
Cabot Oil & Gas Corp.	6,000	298,440
Core Laboratories NV	5,500	601,205
Denbury Resources, Inc.(a)	26,425	428,085
Energen Corp.	5,000	225,450
FMC Technologies, Inc.(a)	7,800	334,074
Murphy Oil Corp.	5,500	327,525
Oceaneering International, Inc.	5,000	268,950

		2,483,729

Financials (16.8%)
Bank of Hawaii Corp.	6,950	306,148
Cincinnati Financial Corp.	14,205	556,268
Comerica, Inc.	11,025	334,498
Commerce Bancshares, Inc.	7,598	266,386
Cullen/Frost Bankers, Inc.	6,500	352,755
Digital Realty Trust, Inc.	3,800	257,982
East West Bancorp, Inc.	12,500	268,625
Eaton Vance Corp.	8,100	257,985
IntercontinentalExchange, Inc.(a)	2,025	250,715
Jones Lang LaSalle, Inc.	3,675	308,479
M&T Bank Corp.	2,850	280,640
Northern Trust Corp.	10,000	501,600
SEI Investments Co.	12,400	289,416
T. Rowe Price Group, Inc.	10,500	683,865
TD Ameritrade Holding Corp.	10,025	168,520

		5,083,882

Health Care (12.2%)
C.R. Bard, Inc.	5,850	571,779
DENTSPLY International, Inc.	11,750	465,418
Laboratory Corp. of America Holdings(a)	3,500	303,170
MEDNAX, Inc.(a)	2,775	220,668
Mettler-Toledo International, Inc.(a)	3,500	676,550
ResMed, Inc.	5,400	224,478
Techne Corp.	3,700	252,858
Varian Medical Systems, Inc.(a)	6,700	470,608
Waters Corp.(a)	6,000	522,720

		3,708,249

Industrials (16.5%)
AMETEK, Inc.	16,125	605,816
C.H. Robinson Worldwide, Inc.	4,150	262,363
CLARCOR, Inc.	6,950	332,071
Donaldson Co., Inc.	20,000	656,800
Expeditors International of Washington, Inc.	6,700	264,985
Hubbell, Inc., Class B	5,300	448,539
IDEX Corp.	6,000	279,180
Lincoln Electric Holdings, Inc.	14,500	705,860

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Rockwell Collins, Inc.	5,250	305,393
W.W. Grainger, Inc.	3,250	657,702
Wabtec Corp.	5,400	472,716

		4,991,425

Information Technology (14.8%)
BMC Software, Inc.(a)	14,500	575,070
Check Point Software Technologies Ltd.(a)	11,000	524,040
Citrix Systems, Inc.(a)	9,000	591,750
F5 Networks, Inc.(a)	3,000	291,450
Factset Research Systems, Inc.	4,000	352,240
Fiserv, Inc.(a)	3,500	276,605
NetApp, Inc.(a)	16,775	562,801
Paychex, Inc.	9,250	288,045
Riverbed Technology, Inc.(a)	10,400	205,088
Syntel, Inc.	5,025	269,290
Teradata Corp.(a)	8,625	533,801

		4,470,180

Materials (4.3%)
AptarGroup, Inc.	12,500	596,500
Sigma-Aldrich Corp.	9,400	691,652

		1,288,152

Utilities (3.8%)
AGL Resources, Inc.	7,150	285,786
Northeast Utilities	8,466	330,851
Questar Corp.	26,725	528,086

		1,144,723

TOTAL COMMON STOCKS (Cost $21,564,277)		29,459,126

INVESTMENT COMPANIES (3.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	1,112,209	1,112,209

TOTAL INVESTMENT COMPANIES (Cost $1,112,209)		1,112,209

Total Investments (Cost $22,676,486)(c) — 101.1%		30,571,335
Liabilities in excess of other assets — (1.1)%		(318,809)

NET ASSETS — 100.0%		$30,252,526

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Midcap Fund	$22,676,486	$8,324,035	$(429,186)	$7,894,849

See Notes to Schedules of Portfolio Investments.

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.9%)
Consumer Discretionary (15.0%)
Autoliv, Inc.	800	53,912
Columbia Sportswear Co.	500	26,680
Dorman Products, Inc.	900	31,806
Hibbett Sports, Inc.(a)	649	34,202
iRobot Corp.(a)	1,400	26,236
John Wiley & Sons, Inc., Class A	750	29,197
Life Time Fitness, Inc.(a)	700	34,447
LKQ Corp.(a)	2,800	59,080
Select Comfort Corp.(a)	2,175	56,920
SodaStream International Ltd.(a)	1,302	58,447
The Men’s Wearhouse, Inc.	900	28,044
Tractor Supply Co.	325	28,717
Vitamin Shoppe, Inc.(a)	725	41,586
Weight Watchers International, Inc.	750	39,270
Wolverine World Wide, Inc.	1,350	55,323

		603,867

Consumer Staples (2.7%)
Darling International, Inc.(a)	1,200	19,248
Hain Celestial Group, Inc.(a)	325	17,621
The Fresh Market, Inc.(a)	575	27,652
United Natural Foods, Inc.(a)	800	42,872

		107,393

Energy (6.8%)
CARBO Ceramics, Inc.	725	56,797
Core Laboratories NV	400	43,724
Denbury Resources, Inc.(a)	3,000	48,600
Geospace Technologies Corp.(a)	300	26,661
Lufkin Industries, Inc.	725	42,144
Oceaneering International, Inc.	725	38,998
RPC, Inc.	1,500	18,360

		275,284

Financials (21.7%)
Bank of Hawaii Corp.	1,381	60,833
BioMed Realty Trust, Inc.	1,025	19,813
BOK Financial Corp.	400	21,784
Cohen & Steers, Inc.	1,375	41,896
Commerce Bancshares, Inc.	1,365	47,857
Coresite Realty Corp.	775	21,437
Cullen/Frost Bankers, Inc.	525	28,492
DuPont Fabros Technology, Inc.	2,026	48,948
East West Bancorp, Inc.	2,900	62,321
Eaton Vance Corp.	1,300	41,405
Financial Engines, Inc.(a)	1,375	38,156
Jones Lang LaSalle, Inc.	925	77,644
MarketAxess Holdings, Inc.	1,375	48,537
Ocwen Financial Corp.(a)	2,100	72,639
SEI Investments Co.	1,775	41,429
Signature Bank(a)	1,000	71,340
SVB Financial Group(a)	800	44,776
Texas Capital Bancshares, Inc.(a)	647	28,999
UMB Financial Corp.	700	30,688
Umpqua Holdings Corp.	2,025	23,875

		872,869

Health Care (11.0%)
Bruker Corp.(a)	2,600	39,702
DENTSPLY International, Inc.	500	19,805
ICU Medical, Inc.(a)	725	44,174
MEDNAX, Inc.(a)	400	31,808
Meridian Bioscience, Inc.	1,894	38,353
Mettler-Toledo International, Inc.(a)	182	35,181
Myriad Genetics, Inc.(a)	1,425	38,831
Neogen Corp.(a)	427	19,352
Quality Systems, Inc.	2,100	36,456

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Health Care, continued
ResMed, Inc.	925	38,452
Techne Corp.	341	23,304
Thoratec Corp.(a)	1,200	45,024
West Pharmaceutical Services, Inc.	570	31,208

		441,650

Industrials (15.7%)
CLARCOR, Inc.	1,050	50,169
Donaldson Co., Inc.	2,025	66,501
ESCO Technologies, Inc.	525	19,640
Franklin Electric Co., Inc.	350	21,760
Genesee & Wyoming, Inc., Class A(a)	752	57,212
Hub Group, Inc., Class A(a)	938	31,517
Hubbell, Inc., Class B	468	39,607
IDEX Corp.	570	26,522
II-VI, Inc.(a)	1,100	20,097
Lincoln Electric Holdings, Inc.	825	40,161
Lindsay Manufacturing Co.	527	42,223
Middleby Corp.(a)	397	50,899
Nordson Corp.	615	38,819
Wabtec Corp.	925	80,975
Watts Water Technologies, Inc., Class A	1,074	46,171

		632,273

Information Technology (14.8%)
Blackbaud, Inc.	772	17,625
Bottomline Technologies, Inc.(a)	767	20,241
Coherent, Inc.	350	17,717
CommVault Systems, Inc.(a)	552	38,480
Factset Research Systems, Inc.	341	30,028
InterDigital, Inc.	850	34,935
IPG Photonics Corp.	865	57,652
j2 Global, Inc.	1,145	35,014
Liquidity Services, Inc.(a)	777	31,748
MicroStrategy, Inc., Class A(a)	272	25,399
NIC, Inc.	1,528	24,968
Plantronics, Inc.	1,150	42,401
Polycom, Inc.(a)	2,600	27,196
Power Integrations, Inc.	900	30,249
Riverbed Technology, Inc.(a)	1,240	24,453
Sapient Corp.(a)	3,983	42,060
Syntel, Inc.	300	16,077
VeriFone Systems, Inc.(a)	700	20,776
WEX, Inc.(a)	750	56,528

		593,547

Materials (6.4%)
AptarGroup, Inc.	1,475	70,387
Calgon Carbon Corp.(a)	3,150	44,667
Commercial Metals Co.	2,950	43,837
Kraton Performance Polymers, Inc.(a)	1,625	39,049
Minerals Technologies, Inc.	1,450	57,884

		255,824

Utilities (4.8%)
AGL Resources, Inc.	1,000	39,970
American States Water Co.	1,056	50,667
New Jersey Resources Corp.	725	28,724
Questar Corp.	3,650	72,124

		191,485

TOTAL COMMON STOCKS (Cost $3,672,916)		3,974,192

INVESTMENT COMPANIES (1.3%)
INVESTMENT COMPANIES, CONTINUED

See Notes to Schedules of Portfolio Investments.

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	51,010	51,010

TOTAL INVESTMENT COMPANIES (Cost $51,010)(c)		51,010

Total Investments (Cost $3,723,926) — 100.2%		4,025,202
Liabilities in excess of other assets — (0.2)%		(6,625)

NET ASSETS — 100.0%		$4,018,577

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

SMID Cap Fund	$3,724,226	$465,072	$(164,096)	$300,976

See Notes to Schedules of Portfolio Investments.

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.4%)
Consumer Discretionary (12.9%)
Columbia Sportswear Co.	64,525	3,443,054
Dorman Products, Inc.	94,000	3,321,960
Hibbett Sports, Inc.(a)	78,000	4,110,600
iRobot Corp.(a)	157,000	2,942,180
John Wiley & Sons, Inc., Class A	95,325	3,711,002
Life Time Fitness, Inc.(a)	71,750	3,530,817
Select Comfort Corp.(a)	190,000	4,972,300
SodaStream International Ltd.(a)	113,000	5,072,570
The Men’s Wearhouse, Inc.	132,000	4,113,120
Vitamin Shoppe, Inc.(a)	62,125	3,563,490
Weight Watchers International, Inc.	67,660	3,542,678
Wolverine World Wide, Inc.	124,000	5,081,520

		47,405,291

Consumer Staples (3.2%)
Darling International, Inc.(a)	157,150	2,520,686
Hain Celestial Group, Inc.(a)	27,000	1,463,940
Lifeway Foods, Inc.	7,853	68,635
The Fresh Market, Inc.(a)	61,050	2,935,895
United Natural Foods, Inc.(a)	93,000	4,983,870

		11,973,026

Energy (6.3%)
CARBO Ceramics, Inc.	78,200	6,126,188
Geospace Technologies Corp.(a)	55,700	4,950,059
Lufkin Industries, Inc.	133,000	7,731,290
Natural Gas Services Group, Inc.(a)	94,250	1,547,585
RPC, Inc.	230,000	2,815,200

		23,170,322

Financials (20.7%)
Bank of Hawaii Corp.	160,000	7,048,000
BioMed Realty Trust, Inc.	94,400	1,824,752
Cohen & Steers, Inc.	144,000	4,387,680
Coresite Realty Corp.	140,000	3,872,400
Corporate Office Properties Trust	73,100	1,826,038
Dime Community Bancshares, Inc.	186,375	2,588,749
DuPont Fabros Technology, Inc.	241,000	5,822,560
East West Bancorp, Inc.	259,000	5,565,910
Financial Engines, Inc.(a)	152,100	4,220,775
First Financial Bankshares, Inc.	68,125	2,657,556
Independent Bank Corp.	113,525	3,286,549
MarketAxess Holdings, Inc.	171,000	6,036,300
Signature Bank(a)	97,000	6,919,980
SVB Financial Group(a)	95,000	5,317,150
Texas Capital Bancshares, Inc.(a)	106,000	4,750,920
UMB Financial Corp.	118,000	5,173,120
Umpqua Holdings Corp.	439,150	5,177,578

		76,476,017

Health Care (12.9%)
Bruker Corp.(a)	334,700	5,110,869
Cantel Medical Corp.	103,900	3,088,947
Computer Programs & Systems, Inc.	63,200	3,181,488
ICU Medical, Inc.(a)	83,000	5,057,190
Landauer, Inc.	29,450	1,802,635
Meridian Bioscience, Inc.	171,650	3,475,913
Myriad Genetics, Inc.(a)	157,450	4,290,512
Neogen Corp.(a)	59,000	2,673,880
Quality Systems, Inc.	197,075	3,421,222
Techne Corp.	51,400	3,512,676
Thoratec Corp.(a)	137,000	5,140,240
West Pharmaceutical Services, Inc.	127,000	6,953,250

		47,708,822

Industrials (16.7%)
American Science & Engineering, Inc.	58,900	3,840,869

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Apogee Enterprises, Inc.	163,000	3,907,110
CLARCOR, Inc.	138,000	6,593,640
ESCO Technologies, Inc.	71,325	2,668,268
Franklin Electric Co., Inc.	61,000	3,792,370
Genesee & Wyoming, Inc., Class A(a)	74,000	5,629,920
Gentherm, Inc.(a)	166,000	2,207,800
Herman Miller, Inc.	67,475	1,445,315
Hub Group, Inc., Class A(a)	98,550	3,311,280
II-VI, Inc.(a)	154,425	2,821,345
Lindsay Manufacturing Co.	68,550	5,492,226
Middleby Corp.(a)	50,325	6,452,168
Simpson Manufacturing Co., Inc.	89,975	2,950,280
Team, Inc.(a)	154,000	5,858,160
Watts Water Technologies, Inc., Class A	104,950	4,511,800

		61,482,551

Information Technology (17.9%)
Blackbaud, Inc.	115,675	2,640,860
Bottomline Technologies, Inc.(a)	130,650	3,447,853
Coherent, Inc.	50,325	2,547,452
CommVault Systems, Inc.(a)	66,400	4,628,744
InterDigital, Inc.	80,325	3,301,358
IPG Photonics Corp.	81,400	5,425,310
j2 Global, Inc.	118,600	3,626,788
Liquidity Services, Inc.(a)	95,325	3,894,979
MicroStrategy, Inc., Class A(a)	28,000	2,614,640
NIC, Inc.	187,450	3,062,933
Plantronics, Inc.	190,000	7,005,300
Polycom, Inc.(a)	439,000	4,591,940
Power Integrations, Inc.	152,000	5,108,720
Sapient Corp.(a)	455,200	4,806,912
Syntel, Inc.	45,000	2,411,550
WEX, Inc.(a)	93,000	7,009,410

		66,124,749

Materials (4.8%)
Calgon Carbon Corp.(a)	212,075	3,007,224
Commercial Metals Co.	267,000	3,967,620
Kraton Performance Polymers, Inc.(a)	66,400	1,595,592
Minerals Technologies, Inc.	107,100	4,275,432
Quaker Chemical Corp.	92,125	4,961,852

		17,807,720

Utilities (3.0%)
American States Water Co.	55,700	2,672,486
New Jersey Resources Corp.	130,000	5,150,600
South Jersey Industries, Inc.	66,400	3,341,912

		11,164,998

TOTAL COMMON STOCKS (Cost $307,233,392)		363,313,496

INVESTMENT COMPANIES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	6,116,890	6,116,890

TOTAL INVESTMENT COMPANIES (Cost $6,116,890)		6,116,890

Total Investments (Cost $313,350,282)(c) — 100.1%		369,430,386
Liabilities in excess of other assets — (0.1)%		(421,857)

NET ASSETS — 100.0%		$369,008,529

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.

See Notes to Schedules of Portfolio Investments.

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Small Cap Fund	$313,497,027	$67,492,255	$(11,558,896)	$55,933,359

See Notes to Schedules of Portfolio Investments.

Walden Asset Management Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (73.1%)
Consumer Discretionary (8.2%)
Advance Auto Parts, Inc.	6,000	434,100
Autoliv, Inc.	7,000	471,730
McDonald’s Corp.	8,500	749,785
NIKE, Inc., Class B	18,000	928,800
Omnicom Group, Inc.	11,000	549,560
Ross Stores, Inc.	12,000	649,800
The Home Depot, Inc.	2,000	123,700
Time Warner Cable, Inc.	9,500	923,305

		4,830,780

Consumer Staples (10.2%)
Colgate-Palmolive Co.	7,850	820,639
Costco Wholesale Corp.	9,200	908,684
McCormick & Co., Inc.	7,000	444,710
Nestle SA, Sponsored ADR	13,000	847,210
PepsiCo, Inc.	12,300	841,689
Procter & Gamble Co.	14,000	950,460
Reckitt Benckiser Group PLC, Sponsored ADR	33,000	423,060
SYSCO Corp.	24,000	759,840

		5,996,292

Energy (7.6%)
Apache Corp.	9,000	706,500
BG Group PLC, Sponsored ADR	32,000	534,720
ConocoPhillips	17,000	985,830
Core Laboratories NV	6,500	710,515
Denbury Resources, Inc.(a)	25,000	405,000
Devon Energy Corp.	14,500	754,580
Phillips 66	7,000	371,700

		4,468,845

Financials (9.4%)
American Express Co.	7,500	431,100
Chubb Corp.	9,500	715,540
Cincinnati Financial Corp.	21,000	822,360
Comerica, Inc.	17,000	515,780
Commerce Bancshares, Inc.	10,500	368,130
JPMorgan Chase & Co.	15,000	659,550
PNC Financial Services Group, Inc.	8,000	466,480
State Street Corp.	10,000	470,100
T. Rowe Price Group, Inc.	16,000	1,042,080

		5,491,120

Health Care (8.8%)
Becton, Dickinson & Co.	9,000	703,710
C.R. Bard, Inc.	7,000	684,180
DENTSPLY International, Inc.	18,000	712,980
Johnson & Johnson, Inc.	9,000	630,900
Medtronic, Inc.	12,000	492,240
Mettler-Toledo International, Inc.(a)	3,100	599,230
Roche Holding AG, Sponsored ADR	5,000	252,500
Stryker Corp.	9,500	520,790
Waters Corp.(a)	6,500	566,280

		5,162,810

Industrials (11.4%)
3M Co.	7,500	696,375
Deere & Co.	9,000	777,780
Donaldson Co., Inc.	24,000	788,160
Emerson Electric Co.	18,000	953,280
Expeditors International of Washington, Inc.	8,500	336,175
Illinois Tool Works, Inc.	16,000	972,960
Lincoln Electric Holdings, Inc.	11,500	559,820
United Parcel Service, Inc., Class B	9,200	678,316
W.W. Grainger, Inc.	4,650	941,020

		6,703,886

Information Technology (14.1%)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Information Technology, continued
Accenture PLC, Class A	10,500	698,250
Apple, Inc.	2,300	1,225,969
Automatic Data Processing, Inc.	10,000	570,100
Cisco Systems, Inc.	33,000	648,450
EMC Corp.(a)	26,000	657,800
Google, Inc., Class A(a)	900	638,433
Intel Corp.	20,000	412,600
International Business Machines Corp.	4,500	861,975
Microsoft Corp.	30,000	801,900
NetApp, Inc.(a)	10,000	335,500
Oracle Corp.	25,000	833,000
QUALCOMM, Inc.	9,000	558,180

		8,242,157

Materials (3.4%)
AptarGroup, Inc.	12,000	572,640
Praxair, Inc.	6,700	733,315
Sigma-Aldrich Corp.	9,500	699,010

		2,004,965

TOTAL COMMON STOCKS (Cost $33,231,769)		42,900,855

CORPORATE BONDS (3.5%)
Consumer Staples (0.3%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	170,459

Financials (2.5%)
American Express Co., 2.65%, 12/2/22	287,000	286,477
American Express Co., 7.00%, 3/19/18	250,000	316,215
Calvert Social Investment Fund, Series NOTZ, 0.75%, 8/31/14, MTN	75,000	75,000
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	265,083
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	369,992
Wachovia Corp., 5.75%, 6/15/17	100,000	118,556

		1,431,323

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	80,494

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	200,000	243,685

Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	119,264

TOTAL CORPORATE BONDS (Cost $1,765,680)		2,045,225

MUNICIPAL BONDS (1.3%)
Illinois (0.3%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	203,282

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	164,982

Oregon (0.2%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	106,924

Wisconsin (0.5%)
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	283,798

TOTAL MUNICIPAL BONDS (Cost $703,594)		758,986

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (20.8%)

See Notes to Schedules of Portfolio Investments.

Walden Asset Management Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
Federal Farm Credit Bank
5.38%, 11/10/20	250,000	321,688
Federal Home Loan Bank
0.88%, 12/12/14	1,500,000	1,517,628
1.00%, 3/27/13	1,250,000	1,252,670
1.38%, 5/28/14	500,000	508,727
2.50%, 3/11/22	200,000	214,141
3.13%, 12/13/13	1,000,000	1,028,100
3.63%, 10/18/13	500,000	513,688
3.75%, 12/14/18	1,250,000	1,443,227
5.25%, 12/11/20	200,000	255,883
5.25%, 8/15/22	1,000,000	1,285,963
5.50%, 7/15/36	700,000	966,717

		8,986,744

Government National Mortgage Association
4.00%, 9/15/40	176,390	194,838
4.00%, 9/15/41	607,352	666,888
6.50%, 5/15/32	40,033	46,142

		907,868

The Financing Corporation
2.92%, 4/5/13	100,000	99,879
U.S. Treasury Inflation Index Note
0.63%, 7/15/21	250,000	291,900
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	1,250,000	1,574,018

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,354,043)		12,182,097

INVESTMENT COMPANIES (1.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	949,472	949,472

TOTAL INVESTMENT COMPANIES (Cost $949,472)		949,472

Total Investments (Cost $48,004,558)(c) — 100.3%		58,836,635
Liabilities in excess of other assets — (0.3)%		(178,863)

NET ASSETS — 100.0%		$58,657,772

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Asset Management Fund	$48,117,309	$11,572,123	$(852,797)	$10,719,326

ADR	American Depositary Receipt
AG	Aktiengesellschaft (German Stock Company)
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Walden Equity Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.9%)
Consumer Discretionary (10.9%)
Advance Auto Parts, Inc.	16,500	1,193,775
Autoliv, Inc.	20,000	1,347,800
McDonald’s Corp.	21,000	1,852,410
NIKE, Inc., Class B	46,000	2,373,600
Omnicom Group, Inc.	30,000	1,498,800
Ross Stores, Inc.	28,000	1,516,200
The TJX Cos., Inc.	8,000	339,600
Time Warner Cable, Inc.	24,000	2,332,560

		12,454,745

Consumer Staples (13.0%)
Colgate-Palmolive Co.	23,000	2,404,420
Costco Wholesale Corp.	20,500	2,024,785
McCormick & Co., Inc.	10,000	635,300
Nestle SA, Sponsored ADR	35,000	2,280,950
PepsiCo, Inc.	33,000	2,258,190
Procter & Gamble Co.	36,000	2,444,040
Reckitt Benckiser Group PLC, Sponsored ADR	110,000	1,410,200
SYSCO Corp.	45,000	1,424,700

		14,882,585

Energy (10.6%)
Apache Corp.	25,500	2,001,750
BG Group PLC, Sponsored ADR	90,000	1,503,900
ConocoPhillips	48,000	2,783,520
Core Laboratories NV	17,000	1,858,270
Denbury Resources, Inc.(a)	58,000	939,600
Devon Energy Corp.	36,000	1,873,440
Phillips 66	21,500	1,141,650

		12,102,130

Financials (12.7%)
American Express Co.	23,000	1,322,040
Chubb Corp.	27,000	2,033,640
Cincinnati Financial Corp.	60,000	2,349,600
Comerica, Inc.	48,000	1,456,320
Commerce Bancshares, Inc.	20,000	701,200
JPMorgan Chase & Co.	37,000	1,626,890
PNC Financial Services Group, Inc.	22,000	1,282,820
State Street Corp.	26,000	1,222,260
T. Rowe Price Group, Inc.	40,030	2,607,154

		14,601,924

Health Care (12.1%)
Becton, Dickinson & Co.	23,000	1,798,370
C.R. Bard, Inc.	17,000	1,661,580
DENTSPLY International, Inc.	46,000	1,822,060
Johnson & Johnson, Inc.	25,000	1,752,500
Medtronic, Inc.	30,000	1,230,600
Mettler-Toledo International, Inc.(a)	9,000	1,739,700
Roche Holdings Ltd. Sponsored ADR	12,000	606,000
Saint Jude Medical, Inc.	10,000	361,400
Stryker Corp.	25,000	1,370,500
Waters Corp.(a)	18,000	1,568,160

		13,910,870

Industrials (15.7%)
3M Co.	18,000	1,671,300
Deere & Co.	23,000	1,987,660
Donaldson Co., Inc.	62,000	2,036,080
Emerson Electric Co.	48,000	2,542,080
Expeditors International of Washington, Inc.	23,000	909,650
Hubbell, Inc., Class B	10,000	846,300
Illinois Tool Works, Inc.	41,000	2,493,210
Lincoln Electric Holdings, Inc.	31,000	1,509,080
United Parcel Service, Inc., Class B	22,000	1,622,060
W.W. Grainger, Inc.	12,000	2,428,440

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
		18,045,860

Information Technology (19.3%)
Accenture PLC, Class A	30,000	1,995,000
Apple, Inc.	6,100	3,251,483
Automatic Data Processing, Inc.	31,000	1,767,310
Cisco Systems, Inc.	93,000	1,827,450
EMC Corp.(a)	67,000	1,695,100
Google, Inc., Class A(a)	2,600	1,844,362
Intel Corp.	60,000	1,237,800
International Business Machines Corp.	11,000	2,107,050
Microsoft Corp.	75,000	2,004,750
NetApp, Inc.(a)	24,000	805,200
Oracle Corp.	65,000	2,165,800
QUALCOMM, Inc.	22,000	1,364,440

		22,065,745

Materials (4.6%)
AptarGroup, Inc.	29,000	1,383,880
Praxair, Inc.	17,500	1,915,375
Sigma-Aldrich Corp.	27,000	1,986,660

		5,285,915

TOTAL COMMON STOCKS (Cost $86,947,124)		113,349,774

INVESTMENT COMPANIES (1.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	2,178,745	2,178,745

TOTAL INVESTMENT COMPANIES (Cost $2,178,745)		2,178,745

Total Investments (Cost $89,125,869)(c) — 100.8%		115,528,519
Liabilities in excess of other assets — (0.8)%		(888,555)

NET ASSETS — 100.0%		$114,639,964

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Equity Fund	$89,135,711	$28,393,954	$(2,001,146)	$26,392,808

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Walden Midcap Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (97.5%)
Consumer Discretionary (14.7%)
Advance Auto Parts, Inc.	4,300	311,105
Autoliv, Inc.	6,350	427,926
Family Dollar Stores, Inc.	6,275	397,898
Hasbro, Inc.	9,500	341,050
LKQ Corp.(a)	7,575	159,833
O’Reilly Automotive, Inc.(a)	4,200	375,564
Omnicom Group, Inc.	7,700	384,692
Ross Stores, Inc.	7,650	414,247
Tractor Supply Co.	1,950	172,302

		2,984,617

Consumer Staples (6.7%)
Campbell Soup Co.	8,100	282,609
Church & Dwight Co., Inc.	8,425	451,327
McCormick & Co., Inc.	5,575	354,180
The Clorox Co.	3,625	265,423

		1,353,539

Energy (7.9%)
Cabot Oil & Gas Corp.	3,875	192,742
Core Laboratories NV	4,100	448,171
Denbury Resources, Inc.(a)	21,775	352,755
Energen Corp.	4,250	191,632
FMC Technologies, Inc.(a)	6,125	262,334
Oceaneering International, Inc.	3,025	162,715

		1,610,349

Financials (16.6%)
Bank of Hawaii Corp.	5,925	260,996
Cincinnati Financial Corp.	9,300	364,188
Comerica, Inc.	7,250	219,965
Commerce Bancshares, Inc.	5,879	206,118
Cullen/Frost Bankers, Inc.	4,350	236,074
Digital Realty Trust, Inc.	2,675	181,606
East West Bancorp, Inc.	7,000	150,430
Eaton Vance Corp.	6,125	195,081
IntercontinentalExchange, Inc.(a)	1,425	176,429
Jones Lang LaSalle, Inc.	2,475	207,751
Northern Trust Corp.	7,975	400,026
SEI Investments Co.	8,425	196,640
T. Rowe Price Group, Inc.	7,300	475,449
TD Ameritrade Holding Corp.	6,650	111,787

		3,382,540

Health Care (12.1%)
C.R. Bard, Inc.	4,100	400,734
DENTSPLY International, Inc.	7,575	300,046
Laboratory Corp. of America Holdings(a)	2,300	199,226
MEDNAX, Inc.(a)	1,925	153,076
Mettler-Toledo International, Inc.(a)	2,200	425,260
ResMed, Inc.	3,700	153,809
Techne Corp.	2,525	172,558
Varian Medical Systems, Inc.(a)	4,550	319,592
Waters Corp.(a)	3,925	341,946

		2,466,247

Industrials (16.4%)
AMETEK, Inc.	9,525	357,854
CLARCOR, Inc.	5,100	243,678
Donaldson Co., Inc.	13,275	435,951
Dover Corp.	2,700	177,417
Expeditors International of Washington, Inc.	6,250	247,188
Graco, Inc.	3,175	163,481
Hubbell, Inc., Class B	3,575	302,552
IDEX Corp.	3,975	184,957
Lincoln Electric Holdings, Inc.	8,950	435,686
W.W. Grainger, Inc.	2,250	455,332

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Wabtec Corp.	3,825	334,840

		3,338,936

Information Technology (14.8%)
BMC Software, Inc.(a)	9,975	395,608
Check Point Software Technologies Ltd.(a)	7,875	375,165
Citrix Systems, Inc.(a)	5,725	376,419
F5 Networks, Inc.(a)	2,050	199,158
Factset Research Systems, Inc.	2,400	211,344
Fiserv, Inc.(a)	2,400	189,672
NetApp, Inc.(a)	11,450	384,148
Paychex, Inc.	6,950	216,423
Riverbed Technology, Inc.(a)	7,450	146,914
Syntel, Inc.	3,175	170,148
Teradata Corp.(a)	5,625	348,131

		3,013,130

Materials (4.2%)
AptarGroup, Inc.	8,350	398,462
Sigma-Aldrich Corp.	6,125	450,678

		849,140

Utilities (4.1%)
AGL Resources, Inc.	5,050	201,848
Northeast Utilities	6,233	243,586
Questar Corp.	19,225	379,886

		825,320

TOTAL COMMON STOCKS (Cost $18,250,462)		19,823,818

INVESTMENT COMPANIES (2.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	587,932	587,932

TOTAL INVESTMENT COMPANIES (Cost $587,932)		587,932

Total Investments (Cost $18,838,394)(c) — 100.4%		20,411,750
Liabilities in excess of other assets — (0.4)%		(77,478)

NET ASSETS — 100.0%		$20,334,272

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Midcap Fund	$18,839,164	$1,784,086	$(211,500)	$1,572,586

See Notes to Schedules of Portfolio Investments.

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.5%)
Consumer Discretionary (14.7%)
Autoliv, Inc.	2,150	144,888
Columbia Sportswear Co.	1,350	72,036
Dorman Products, Inc.	2,200	77,748
Hibbett Sports, Inc.(a)	1,700	89,590
John Wiley & Sons, Inc., Class A	1,650	64,235
Life Time Fitness, Inc.(a)	2,200	108,262
LKQ Corp.(a)	7,650	161,415
Select Comfort Corp.(a)	5,875	153,749
SodaStream International Ltd.(a)	3,050	136,914
The Men’s Wearhouse, Inc.	2,825	88,027
Tractor Supply Co.	975	86,151
Vitamin Shoppe, Inc.(a)	1,775	101,814
Weight Watchers International, Inc.	1,975	103,411
Wolverine World Wide, Inc.	3,150	129,087

		1,517,327

Consumer Staples (3.0%)
Darling International, Inc.(a)	3,575	57,343
Hain Celestial Group, Inc.(a)	700	37,954
The Fresh Market, Inc.(a)	1,575	75,742
United Natural Foods, Inc.(a)	2,575	137,994

		309,033

Energy (6.5%)
CARBO Ceramics, Inc.	1,450	113,593
Core Laboratories NV	875	95,646
Denbury Resources, Inc.(a)	7,450	120,690
Geospace Technologies Corp.(a)	925	82,205
Lufkin Industries, Inc.	1,900	110,447
Oceaneering International, Inc.	1,850	99,511
RPC, Inc.	4,100	50,184

		672,276

Financials (21.9%)
Bank of Hawaii Corp.	3,750	165,187
BioMed Realty Trust, Inc.	2,675	51,708
BOK Financial Corp.	1,225	66,714
Cohen & Steers, Inc.	3,475	105,883
Commerce Bancshares, Inc.	3,200	112,192
Coresite Realty Corp.	2,125	58,778
Cullen/Frost Bankers, Inc.	1,375	74,621
DuPont Fabros Technology, Inc.	5,450	131,672
East West Bancorp, Inc.	7,750	166,547
Eaton Vance Corp.	3,400	108,290
Financial Engines, Inc.(a)	3,150	87,413
Jones Lang LaSalle, Inc.	2,275	190,963
MarketAxess Holdings, Inc.	3,050	107,665
Ocwen Financial Corp.(a)	5,300	183,327
SEI Investments Co.	4,600	107,364
Signature Bank(a)	2,300	164,082
SVB Financial Group(a)	2,725	152,518
Texas Capital Bancshares, Inc.(a)	1,700	76,194
UMB Financial Corp.	1,750	76,720
Umpqua Holdings Corp.	5,600	66,024

		2,253,862

Health Care (10.8%)
Bruker Corp.(a)	6,800	103,836
DENTSPLY International, Inc.	1,325	52,483
ICU Medical, Inc.(a)	1,725	105,104
MEDNAX, Inc.(a)	925	73,556
Meridian Bioscience, Inc.	4,650	94,163
Mettler-Toledo International, Inc.(a)	400	77,320
Myriad Genetics, Inc.(a)	3,800	103,550
Neogen Corp.(a)	1,100	49,852
Quality Systems, Inc.	5,850	101,556
ResMed, Inc.	2,425	100,807

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Health Care, continued
Techne Corp.	925	63,215
Thoratec Corp.(a)	2,900	108,808
West Pharmaceutical Services, Inc.	1,400	76,650

		1,110,900

Industrials (15.5%)
CLARCOR, Inc.	2,725	130,200
Donaldson Co., Inc.	5,775	189,651
ESCO Technologies, Inc.	1,200	44,892
Franklin Electric Co., Inc.	1,075	66,833
Genesee & Wyoming, Inc., Class A(a)	1,950	148,356
Hub Group, Inc., Class A(a)	2,600	87,360
Hubbell, Inc., Class B	1,175	99,440
IDEX Corp.	1,325	61,652
Lincoln Electric Holdings, Inc.	2,150	104,662
Lindsay Manufacturing Co.	1,375	110,165
Middleby Corp.(a)	975	125,005
Nordson Corp.	1,775	112,038
Wabtec Corp.	2,350	205,719
Watts Water Technologies, Inc., Class A	2,450	105,326

		1,591,299

Information Technology (14.9%)
Blackbaud, Inc.	2,150	49,085
Bottomline Technologies, Inc.(a)	1,925	50,801
Coherent, Inc.	950	48,089
CommVault Systems, Inc.(a)	1,400	97,594
Factset Research Systems, Inc.	1,000	88,060
InterDigital, Inc.	2,100	86,310
IPG Photonics Corp.	2,050	136,632
j2 Global, Inc.	2,600	79,508
Liquidity Services, Inc.(a)	2,200	89,892
MicroStrategy, Inc., Class A(a)	730	68,167
NIC, Inc.	3,150	51,471
Plantronics, Inc.	2,900	106,923
Polycom, Inc.(a)	7,700	80,542
Power Integrations, Inc.	2,400	80,664
Riverbed Technology, Inc.(a)	3,650	71,978
Sapient Corp.(a)	10,200	107,712
Syntel, Inc.	925	49,571
VeriFone Systems, Inc.(a)	1,825	54,166
WEX, Inc.(a)	1,750	131,897

		1,529,062

Materials (6.5%)
AptarGroup, Inc.	3,900	186,108
Calgon Carbon Corp.(a)	7,700	109,186
Commercial Metals Co.	8,000	118,880
Kraton Performance Polymers, Inc.(a)	4,150	99,725
Minerals Technologies, Inc.	3,900	155,688

		669,587

Utilities (4.7%)
AGL Resources, Inc.	2,450	97,927
American States Water Co.	2,600	124,748
New Jersey Resources Corp.	2,150	85,183
Questar Corp.	9,000	177,840

		485,698

TOTAL COMMON STOCKS (Cost $9,743,568)		10,139,044

INVESTMENT COMPANIES (5.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	540,721	540,721

See Notes to Schedules of Portfolio Investments.

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
TOTAL INVESTMENT COMPANIES (Cost $540,721)	540,721

Total Investments (Cost $10,284,289)(c) — 103.8%	10,679,765
Liabilities in excess of other assets — (3.8)%	(395,256)

NET ASSETS — 100.0%	$10,284,509

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.
(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden SMID Cap Innovations Fund	$10,285,434	$537,066	$(142,735)	$394,331

See Notes to Schedules of Portfolio Investments.

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.9%)
Consumer Discretionary (12.2%)
Columbia Sportswear Co.	15,250	813,740
Dorman Products, Inc.	22,500	795,150
Gentex Corp.	300	5,646
Hibbett Sports, Inc.(a)	18,700	985,490
John Wiley & Sons, Inc., Class A	22,550	877,872
Life Time Fitness, Inc.(a)	17,200	846,412
Select Comfort Corp.(a)	45,000	1,177,650
SodaStream International Ltd.(a)	27,400	1,229,986
The Men’s Wearhouse, Inc.	32,000	997,120
Vitamin Shoppe, Inc.(a)	14,800	848,928
Weight Watchers International, Inc.	16,000	837,760
Wolverine World Wide, Inc.	29,200	1,196,616

		10,612,370

Consumer Staples (3.3%)
Darling International, Inc.(a)	37,775	605,911
Hain Celestial Group, Inc.(a)	6,600	357,852
Lifeway Foods, Inc.	1,286	11,240
The Fresh Market, Inc.(a)	14,600	702,114
United Natural Foods, Inc.(a)	22,000	1,178,980

		2,856,097

Energy (6.3%)
CARBO Ceramics, Inc.	18,800	1,472,792
Geospace Technologies Corp.(a)	13,200	1,173,084
Lufkin Industries, Inc.	31,200	1,813,656
Natural Gas Services Group, Inc.(a)	21,900	359,598
RPC, Inc.	54,475	666,774

		5,485,904

Financials (21.0%)
Bank of Hawaii Corp.	37,900	1,669,495
BioMed Realty Trust, Inc.	22,400	432,992
Cohen & Steers, Inc.	34,050	1,037,503
Coresite Realty Corp.	33,000	912,780
Corporate Office Properties Trust	17,300	432,154
Dime Community Bancshares, Inc.	44,000	611,160
DuPont Fabros Technology, Inc.	57,800	1,396,448
East West Bancorp, Inc.	61,000	1,310,890
Financial Engines, Inc.(a)	36,400	1,010,100
First Financial Bankshares, Inc.	16,100	628,061
Independent Bank Corp.	27,300	790,335
MarketAxess Holdings, Inc.	40,500	1,429,650
Signature Bank(a)	23,400	1,669,356
SVB Financial Group(a)	23,000	1,287,310
Texas Capital Bancshares, Inc.(a)	25,700	1,151,874
UMB Financial Corp.	28,400	1,245,056
Umpqua Holdings Corp.	105,800	1,247,382

		18,262,546

Health Care (13.4%)
Bruker Corp.(a)	80,900	1,235,343
Cantel Medical Corp.	25,900	770,007
Computer Programs & Systems, Inc.	15,500	780,270
ICU Medical, Inc.(a)	20,000	1,218,600
Landauer, Inc.	9,200	563,132
Meridian Bioscience, Inc.	40,625	822,656
Myriad Genetics, Inc.(a)	38,000	1,035,500
Neogen Corp.(a)	14,000	634,480
Quality Systems, Inc.	47,200	819,392
Techne Corp.	12,700	867,918
Thoratec Corp.(a)	32,900	1,234,408
West Pharmaceutical Services, Inc.	30,500	1,669,875

		11,651,581

Industrials (16.4%)
American Science & Engineering, Inc.	14,000	912,940

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Apogee Enterprises, Inc.	38,600	925,242
CLARCOR, Inc.	34,000	1,624,520
ESCO Technologies, Inc.	17,400	650,934
Franklin Electric Co., Inc.	14,475	899,911
Genesee & Wyoming, Inc., Class A(a)	18,000	1,369,440
Gentherm, Inc.(a)	40,400	537,320
Herman Miller, Inc.	15,900	340,578
Hub Group, Inc., Class A(a)	24,200	813,120
Lindsay Manufacturing Co.	16,700	1,338,004
Middleby Corp.(a)	12,200	1,564,162
Simpson Manufacturing Co., Inc.	21,400	701,706
Team, Inc.(a)	37,200	1,415,088
Watts Water Technologies, Inc., Class A	25,800	1,109,142

		14,202,107

Information Technology (18.3%)
Blackbaud, Inc.	28,200	643,806
Bottomline Technologies, Inc.(a)	31,200	823,368
Coherent, Inc.	12,000	607,440
CommVault Systems, Inc.(a)	16,000	1,115,360
InterDigital, Inc.	19,300	793,230
IPG Photonics Corp.	19,600	1,306,340
j2 Global, Inc.	28,200	862,356
Liquidity Services, Inc.(a)	22,800	931,608
MicroStrategy, Inc., Class A(a)	6,600	616,308
NIC, Inc.	44,400	725,496
Plantronics, Inc.	45,900	1,692,333
Polycom, Inc.(a)	105,000	1,098,300
Power Integrations, Inc.	36,800	1,236,848
Sapient Corp.(a)	109,400	1,155,264
Syntel, Inc.	10,500	562,695
WEX, Inc.(a)	23,000	1,733,510

		15,904,262

Materials (4.9%)
Calgon Carbon Corp.(a)	51,200	726,016
Commercial Metals Co.	63,400	942,124
Kraton Performance Polymers, Inc.(a)	15,600	374,868
Minerals Technologies, Inc.	25,800	1,029,936
Quaker Chemical Corp.	22,300	1,201,078

		4,274,022

Utilities (3.1%)
American States Water Co.	13,800	662,124
New Jersey Resources Corp.	31,600	1,251,992
South Jersey Industries, Inc.	15,900	800,247

		2,714,363

TOTAL COMMON STOCKS (Cost $74,506,843)		85,963,252

INVESTMENT COMPANIES (1.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.04%(b)	1,135,538	1,135,538

TOTAL INVESTMENT COMPANIES (Cost $1,135,538)		1,135,538

Total Investments (Cost $75,642,381)(c) — 100.2%		87,098,790
Liabilities in excess of other assets — (0.2)%		(208,626)

NET ASSETS — 100.0%		$86,890,164

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2012.

See Notes to Schedules of Portfolio Investments.

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2012 (Unaudited)

(c)	At December 31, 2012 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Small Cap Innovations Fund	$75,682,130	$14,044,850	$(2,628,190)	$11,416,660

See Notes to Schedules of Portfolio Investments.

Security Valuation:
The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2012 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level I	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks[1]	$190,894,700	$-	$190,894,700
Corporate Bonds[1]	-	11,895,302	11,895,302
Municipal Bonds[2]	-	7,151,002	7,151,002
U.S. Government & U.S. Government Agency Obligations	-	43,192,629	43,192,629
Investment Companies	9,510,817	-	9,510,817

Total	200,405,517	62,238,933	262,644,450

Equity Fund
Common Stocks[1]	$69,823,385	$-	$69,823,385
Investment Companies	1,957,949	-	1,957,949

Total	71,781,334	-	71,781,334

Midcap Fund
Common Stocks[1]	$29,459,126	$-	$29,459,126
Investment Companies	1,112,209	-	1,112,209

Total	30,571,335	-	30,571,335

SMID Cap Fund
Common Stocks[1]	$3,974,192	$-	$3,974,192
Investment Companies	51,010	-	51,010

Total	4,025,202	-	4,025,202

Small Cap Fund
Common Stocks[1]	$363,313,496	$-	$363,313,496
Investment Companies	6,116,890	-	6,116,890

Total	369,430,386	-	369,430,386

Walden Asset Management Fund
Common Stocks[1]	$42,900,855	$-	$42,900,855
Corporate Bonds[1]	-	2,045,225	2,045,225
Municipal Bonds[2]	-	758,986	758,986
U.S. Government & U.S. Government Agency Obligations	-	12,182,097	12,182,097
Investment Companies	949,472	-	949,472

Total	43,850,327	14,986,308	58,836,635

Walden Equity Fund
Common Stocks[1]	$113,349,774	$-	$113,349,774
Investment Companies	2,178,745	-	2,178,745

Total	115,528,519	-	115,528,519

Walden Midcap Fund
Common Stocks[1]	$19,823,818	$-	$19,823,818
Investment Companies	587,932	-	587,932

Total	20,411,750	-	20,411,750

SMID Cap Innovations Fund
Common Stocks[1]	$10,139,044	$-	$10,139,044
Investment Companies	540,721	-	540,721

Total	10,679,765	-	10,679,765

Small Cap Innovations Fund
Common Stocks[1]	$85,963,252	$-	$85,963,252
Investment Companies	1,135,538	-	1,135,538

Total	87,098,790	-	87,098,790

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between Levels as of December 31, 2012 from the valuation input levels used on March 31, 2012. The Funds did not hold any Level 3 securities during the period ended December 31, 2012.

Subsequent Events:

Management evaluated subsequent events through the date these schedules of portfolio investments were issued and concluded no subsequent events required recognition or disclosure in the schedules of investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date February 27, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date February 27, 2013

By (Signature and Title)*	/s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date February 27, 2013